ARCHER INVESTMENT SERIES TRUST

Archer Balanced Fund

Archer Income Fund

Archer Stock Fund

Incorporated herein by reference is the prospectus for ARCHER INVESTMENT SERIES TRUST filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 6, 2014 (SEC Accession No. 0001162044-14-000015).